Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

7. Investments

Investments are comprised of Vermilion’s ownership interest in Coelacanth Energy Inc. (“CEI”), an oil and natural gas company, actively engaged in the acquisition, development, exploration, and production of oil and natural gas reserves in northeastern British Columbia, Canada.

In February 2024, Vermilion acquired additional securities, increasing its ownership to approximately 21% of the issued and outstanding common shares of CEI. As such, Vermilion concluded it had acquired significant influence over the entity and should prospectively be accounted for using the equity method of accounting subsequently, recording Vermilion's share of CEI's profit or loss. Prior to acquiring significant influence, this investment was accounted for under IFRS 9 as an investment in securities using the fair value method of accounting, classified as a FVTOCI financial instrument. The transaction was treated as a disposal of the original investment at fair value and an acquisition of an investment in associate, with no resulting gain or loss recognized within other expense in the consolidated statement of net earnings.

In December 2025, Vermilion reduced its ownership to approximately 10.2% of the issued and outstanding common shares of CEI by selling securities. Accordingly, Vermilion concluded it no longer had significant influence over the entity and returned to accounting for the investment under IFRS 9 using the fair value method of accounting, classified as a FVTOCI financial instrument. The disposition resulted in a gain of $11.7 million recognized within other expense in the consolidated statements of net earnings.

The following table reconciles the change in Vermilion’s investments:

	2025	2024
Balance at January 1	78,862	73,261
Acquisition of securities	—	9,373
Fair value adjustment (1)	—	(2,203)
Vermilion's share of net loss (2)	(1,946)	—
Investment prior to reclassification	76,916	80,431
Disposition of securities	(41,782)	—
Gain on disposition (2)	11,698	—
Fair value adjustment (1)	(2,947)	—
Vermilion's share of net loss (2)	—	(1,569)
Balance at December 31	43,885	78,862
(1)	Investments in securities are classified as a level 1 instrument on the fair value hierarchy and use observable inputs when making fair value adjustments.
(2)	Investment loss and gain on disposition are recognized within Other expense on the consolidated statements of net loss and comprehensive loss.

For the year ended December 31, 2025 and the ten months ended December 31, 2024 while holding significant influence over the entity, Vermilion adjusted the value of the investment for its share of CEI’s profit or loss. The following table summarizes CEI’s estimated revenue and net loss and Vermilion’s respective share, based on CEI’s most recent and publicly available financial statements and other market factors, including but not limited to, relevant market prices:

	Year Ended	Ten Months Ended
	Dec 31, 2025	Dec 31, 2024
Total revenue	18,866	9,248
Net loss	(9,401)	(7,537)
Vermilion’s ownership	20.7%	20.8%
Vermilion’s share of net loss	(1,946)	(1,569)

At December 31, 2025, the fair value of Vermilion’s investment in CEI is $43.9 million or $0.81/share (December 31, 2024 - $88.1 million or $0.80/share).